TRADE ACCOUNTS RECEIVABLE (Allowance for doubtful accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2017	Jan. 01, 2018
Disclosure Of Trade Receivables [Line Items]
Impact of initial application of new IFRS on retained earnings			$ (791)
Allowance for doubtful accounts
Disclosure Of Trade Receivables [Line Items]
Allowance Account For Credit Losses Of Financial Assets, Adjusted		$ (5,845)
Changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of fiscal year	$ (5,054)	(5,589)
Bad debt expense	(3,634)	(3,689)
Write-off of trade accounts receivable	1,932	4,224
Balance, end of fiscal year	$ (7,547)	$ (5,054)
IFRS 9 [Member]
Disclosure Of Trade Receivables [Line Items]
Impact of initial application of new IFRS on retained earnings			$ (800)